SA Columbia Focused Value Portfolio Annual Fund Operating Expenses - SA Columbia Focused Value Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.32%)	[1]
Net Expenses (as a percentage of Assets)	0.73%	[1]
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.32%)	[1]
Net Expenses (as a percentage of Assets)	0.88%	[1]
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.32%)	[1]
Net Expenses (as a percentage of Assets)	0.98%	[1]

[1]	Pursuant to a Master Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SunAmerica”), is contractually obligated to waive a portion of its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.67% of the Portfolio’s daily net assets. This agreement may be modified or discontinued prior to July 31, 2026 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.